HELD FOR SALE - Narrative (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets	$ 463,134,000,000	$ 441,284,000,000
Total liabilities	307,551,000,000	$ 299,393,000,000
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	3,200,000,000
Total liabilities	$ 907,000,000